Loss Before Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Profit Loss [Abstract]
Summary of Other Operating Income and Expenses
a.	Other operating income and expenses

	For the Year Ended December 31
	2017	2018	2019
Impairment loss recognized on intangible assets (Note 12)	$—	$—	$(23,073,400)

Schedule of Other Gains and Losses
b.	Other gains and losses

	For the Year Ended December 31
	2017	2018	2019
Net foreign exchange (losses) gains	$(667,130)	$95,894	$(135,413)
Loss on disposal of property, plant and equipment	(31,298)	—	(74,195)
Loss on lease modification	—	—	(64,287)
Fair value changes of financial assets mandatorily classified as at FVTPL	—	60,004	(46,985)
Others	(263)	57,345	(6,678)
	$(698,691)	$213,243	$(327,558)

Summary of Finance costs
c.	Finance costs

	For the Year Ended December 31
	2017	2018	2019
Interest on government loans	$416,698	$441,474	$435,684
Other interest expenses	—	50,430	374,376
Interest on loans from shareholders	—	—	55,515
Interest on lease liabilities	—	—	36,037
	$416,698	$491,904	$901,612

Schedule of Depreciation and Amortization
d.	Depreciation and amortization

	For the Year Ended December 31
	2017	2018	2019
Right-of-use assets	$—	$—	$267,948
Property, plant and equipment	200,918	235,410	173,056
Computer software	9,058	6,355	4,347
	$209,976	$241,765	$445,351

Schedule of Employee Benefits Expense
e.	Employee benefits expense

	For the Year Ended December 31
	2017	2018	2019
Short-term benefits	$7,062,311	$8,002,069	$5,628,025
Post-employment benefits (Note 15)	329,455	424,157	325,059
Share-based payments (Note 21)
Equity-settled	769,595	451,060	42,511
Cash-settled	357,000	838,677	1,272
Total employee benefits expense	$8,518,361	$9,715,963	$5,996,867
Employee benefits expense by function
General and administrative expenses	$4,664,285	$6,294,470	$4,210,477
Research and development expenses	3,854,076	3,421,493	1,786,390
	$8,518,361	$9,715,963	$5,996,867